TRADE RCEIVABLES, NET	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
TRADE RCEIVABLES, NET	NOTE 6 – TRADE RCEIVABLES, NET:
	December 31,	December 31,
	2023	2022

Customers	$1,491	$1,383
Expected credit losses	(14)	(10)
Trade Receivables, net	$1,477	$1,373